Trade Receivables and Other Assets - Disclosure of detailed information about receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	$ 27,197	$ 20,663
Less: current portion	(25,154)	(16,632)
Non-current portion	2,043	4,031
Trade and accrued royalties receivable
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	23,771	19,785
Refundable taxes
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	806	86
Recoverable royalty generation expenditures and advances
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	506	0
Due from related parties
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	0	363
Prepayments
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	1,501	248
Reclamation bonds, deposits and other
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	$ 613	$ 181